Derivative Instruments - Effect of Derivative Instruments on the Consolidated Results of Operations and Accumulated other Comprehensive Income (Details) (Non-Designated Derivatives, USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Derivative Instruments Gain Loss [Line Items]
Gains (Losses) Recognized in Income	$ 287		$ (1,813)		$ (4,794)
Gains (Losses) Recognized in AOCI	0		0		0
Gains (Losses) Reclassified From AOCI into Income	0		0		0
Forward Currency Exchange Contracts
Derivative Instruments Gain Loss [Line Items]
Gains (Losses) Recognized in Income	287	[1]	(1,813)	[1]	(4,794)	[1]
Gains (Losses) Recognized in AOCI	0	[1]	0	[1]	0	[1]
Gains (Losses) Reclassified From AOCI into Income	$ 0	[1]	$ 0	[1]	$ 0	[1]

[1]	The gains (losses) on these derivatives substantially offset the (losses) gains on the hedged portion of the foreign intercompany balances.